Interest Expense (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Summary of Interest Expense

$ million
	2020		2019		2018
Interest incurred and similar charges	4,359	[A]	4,592	[A]	3,550
Less: interest capitalised	(799)		(752)		(876)
Other net losses on fair value and cash flow hedges of debt	32		132		169
Accretion expense	497		718		902
Total	4,089		4,690		3,745
[A] Includes $2,185 million (2019: $2,186 million) of interest expense related to leases, of which $1,031 million (2019: $1,137 million) related to those leases which before January 1, 2019 were classified as operating leases.